VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—10.7%
Alphabet, Inc. Class A(1)	38,678	$ 3,699
Alphabet, Inc. Class C(1)	39,965	3,843
Meta Platforms, Inc. Class A(1)	10,652	1,445
Snap, Inc. Class A(1)	8,449	83
Walt Disney Co. (The)(1)	3,633	343
		9,413

Consumer Discretionary—16.3%
Amazon.com, Inc.(1)	56,379	6,371
Booking Holdings, Inc.(1)	502	825
Chipotle Mexican Grill, Inc. Class A(1)	593	891
DraftKings, Inc. Class A(1)(2)	25,633	388
Las Vegas Sands Corp.(1)	18,201	683
O’Reilly Automotive, Inc.(1)	3,305	2,325
Royal Caribbean Cruises Ltd.(1)	11,247	426
Tesla, Inc.(1)	3,316	879
TJX Cos., Inc. (The)	24,996	1,553
		14,341

Consumer Staples—4.3%
Colgate-Palmolive Co.	6,171	434
Costco Wholesale Corp.	4,259	2,011
Estee Lauder Cos., Inc. (The) Class A	6,029	1,302
		3,747

Financials—3.8%
American Express Co.	6,901	931
Coinbase Global, Inc. Class A(1)(2)	1,894	122
S&P Global, Inc.	4,080	1,246
Silvergate Capital Corp. Class A(1)	3,456	260
Wells Fargo & Co.	20,583	828
		3,387

Health Care—14.0%
Bristol-Myers Squibb Co.	14,943	1,062
Dexcom, Inc.(1)	11,163	899
Edwards Lifesciences Corp.(1)	15,425	1,275
Eli Lilly & Co.	9,248	2,990
Exact Sciences Corp.(1)	7,599	247
Insulet Corp.(1)	1,694	389
Intuitive Surgical, Inc.(1)	4,141	776
Mettler-Toledo International, Inc.(1)	1,006	1,091
	Shares	Value

Health Care—continued
Natera, Inc.(1)	7,069	$ 310
Thermo Fisher Scientific, Inc.	1,464	742
UnitedHealth Group, Inc.	5,138	2,595
		12,376

Industrials—3.4%
Boeing Co. (The)(1)	8,234	997
Deere & Co.	2,113	705
Emerson Electric Co.	6,737	493
Fair Isaac Corp.(1)	1,138	469
Honeywell International, Inc.	1,964	328
		2,992

Information Technology—45.8%
Apple, Inc.	92,772	12,821
Applied Materials, Inc.	14,712	1,205
Autodesk, Inc.(1)	5,923	1,106
Avalara, Inc.(1)	5,000	459
DocuSign, Inc.(1)	2,428	130
Five9, Inc.(1)	3,874	291
Mastercard, Inc. Class A	6,927	1,970
Microsoft Corp.	47,730	11,116
NVIDIA Corp.	24,292	2,949
Paycom Software, Inc.(1)	1,958	646
QUALCOMM, Inc.	13,075	1,477
Roper Technologies, Inc.	1,218	438
Salesforce, Inc.(1)	6,540	941
SentinelOne, Inc. Class A(1)	14,754	377
Twilio, Inc. Class A(1)	3,270	226
Universal Display Corp.	3,301	312
Visa, Inc. Class A	17,321	3,077
Workday, Inc. Class A(1)	5,829	887
		40,428

Materials—1.0%
Air Products & Chemicals, Inc.	1,875	436
Vulcan Materials Co.	2,844	449
		885

Total Common Stocks (Identified Cost $40,267)		87,569

Total Long-Term Investments—99.3% (Identified Cost $40,267)		87,569

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(3)	756,903	$ 757
Total Short-Term Investment (Identified Cost $757)		757

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)(4)	513,032	513
Total Securities Lending Collateral (Identified Cost $513)		513

TOTAL INVESTMENTS—100.7% (Identified Cost $41,537)		$88,839
Other assets and liabilities, net—(0.7)%		(631)
NET ASSETS—100.0%		$88,208

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$87,569	$87,569
Money Market Mutual Fund	757	757
Securities Lending Collateral	513	513
Total Investments	$88,839	$88,839
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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